Subsidiaries and Associates - Listing of Consolidated Subsidiaries (Details)	12 Months Ended
Mar. 31, 2021 subsidiary
Disclosure of subsidiaries [line items]
Number of immaterial subsidiaries	200
Takeda Austria GmbH
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Baxter AG
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Baxatla Innovations GmbH
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Distribuidora Ltda.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Canada Inc.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda (China) Holdings Co., Ltd.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Pharmaceutical (China) Company Limited
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda (China) International Trading
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Pharma A/S
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda France S.A.S.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda GmbH
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Ireland Limited
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Shire Pharmaceuticals International Unlimited Company
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Shire Pharmaceuticals Ireland Limited
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Shire Acquisitions Investments Ireland Designated Activity Company
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Shire Ireland Finance Trading Limited
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Italia S.p.A.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Nihon Pharmaceutical Co., Ltd.
Disclosure of subsidiaries [line items]
Voting share capital Hd	87.30%
Takeda Pharmaceuticals Korea Co., Ltd.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda AS
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Pharmaceuticals Limited Liability Company
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Development Center Asia, Pte. Ltd.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Farmaceutica Espana S.A.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Pharmaceuticals International AG
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Baxalta GmbH
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Baxalta Manufacturing, S.a.r.l.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda UK Limited
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Development Centre Europe Ltd.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Shire Pharmaceuticals Limited
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Pharmaceuticals U.S.A., Inc.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Millennium Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
ARIAD Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda California, Inc.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Vaccines, Inc.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Development Center Americas, Inc.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Baxalta Incorporated
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Dyax Corp.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Takeda Ventures, Inc.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%
Baxalta US Inc.
Disclosure of subsidiaries [line items]
Voting share capital Hd	100.00%